Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net (loss) profit	$ (27,056)	$ 1,329,717	$ 998,196
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	75,766	64,237	73,986
Revaluation loss on financial assets	43,145
Loss on disposal of PPE		10,851
Gain on disposal of a subsidiary		(11,559)
Amortization of ROU assets	997,605	861,339	640,600
Changes in operating assets and liabilities:
Trade receivables	(918,793)	(2,047,556)	(929,509)
Inventories	378,199	(741,950)	(191,155)
Other receivables and prepayments	(98,199)	(44,043)	(180,416)
Trade and other payables	396,883	(105,220)	955,270
Contract liabilities	(67,575)	(77,797)	210,358
Taxes payable	(114,874)	196,252	22,574
Amount due from/to related parties, net	(95,887)	171,399	127,175
Net cash (used in) provided by operating activities	569,214	(394,330)	1,727,079
Cash flows from investing activities:
Additions to property, plant and equipment	(69,916)	(52,736)	(114,643)
Additions to intangible assets	(85,072)	(35,282)	(3,062)
Investment of funds	(2,299,975)
Proceeds on disposal of property, plant and equipment		33,229
Repayment from related parties		186,171
Loan to related parties		(172,178)	(14,390)
Net cash used in investing activities	(2,454,963)	(40,796)	(132,095)
Cash flows from financing activities:
Repayment of bank loans	(237,826)	(196,820)	(74,970)
Proceeds from bank loans	769,922	1,374,690
Capital contribution from shareholders	300,000	509,501
IPO capital raised	4,000,000
Deferred IPO costs paid	(1,377,579)	(345,217)
Repayment of long-term payable		(22,969)	(8,965)
Repayment of loan to related parties	(1,275,990)	(701,694)	(648,048)
Loan from related parties	819,175	767,757	189,208
Decrease of lease liabilities, net	(1,002,588)	(847,933)	(612,896)
Net cash provided by (used in) financing activities	1,995,114	537,315	(1,155,671)
Effect of exchange rates changes on cash	12,499	455	321
Net increase in cash and restricted cash	121,864	102,644	439,634
Cash and restricted cash, beginning of the year	627,257	524,613	84,979
Cash and restricted cash, end of the year	749,121	627,257	524,613
Supplemental cash flow disclosures:
Cash paid for interest (exclusive of interest for lease liability)	97,667	82,766	57,327
Cash paid for income tax	294,831
Non cash investing activities:
Right-of-use assets obtained in exchange for operating new lease liabilities	882,876	1,086,881	606,418
Right-of-use assets and operating lease liabilities modification	(137,128)
Property, plant and equipment obtained by increase of long term payable			31,892
Shares issued advanced amortized for deferred IPO costs	914,857	914,857
Shares issued in advance for services		914,858
Deferred IPO cost charge to Additional paid in capital	$ 3,552,511